Note 16 - Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits, and Unused Tax Losses (Details)	Mar. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Non-capital losses carry-forward	$ 77,813,000
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Temporary differences not recognized	186,000
Temporary differences, share issuance costs [member]
Statement Line Items [Line Items]
Temporary differences not recognized	$ 2,713,000